COMMITMENTS AND CONTINGENCIES (DETAILS) $ in Thousands	Mar. 31, 2016 USD ($)
Commitments And Contingencies [Line Items]
2017	$ 922
2018	74
Operating Leases, Future Minimum Payments Due	$ 996